Other Non-Current Assets - Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2021 € / shares shares
AgomAb Therapeutics NV | Preferred class C shares
Financial instruments and financial risk management
Proceeds from issue of shares		$ 100
AgomAb Therapeutics NV | Preferred class D shares
Financial instruments and financial risk management
Proceeds from issue of shares	$ 89
Zai Lab
Financial instruments and financial risk management
Number of shares issued (in shares) | shares			568,182
Share price (in EUR per share) | € / shares			€ 132